Purchases and other expenses - Provisions for litigation - Current and non-current (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Purchases and other expenses
Total provision for litigation	€ 283	€ 387	€ 405
o/w non-current provision	40	47	51
o/w current provision	€ 244	€ 340	€ 353